COMMITMENTS AND CONTINGENCIES - LEASES AND COMMITMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating lease commitments
Total rental expense for offices	$ 12,775	¥ 88,694	¥ 82,710	¥ 41,543
Total other operating lease expenses	50,081	¥ 347,711	¥ 222,138	¥ 111,188
Future minimum payments under non-cancelable operating leases
2017	11,224				¥ 77,931
2018	10,474				72,722
2019	9,066				62,948
2020	6,882				47,782
Total	$ 37,646				¥ 261,383